                               INVESTMENT ADVISER
                                Value Line, Inc.
                  220 East 42nd Street, New York, NY 10017-5891

                                   DISTRIBUTOR
                           Value Line Securities, Inc.
                  220 East 42nd Street, New York, NY 10017-5891

                                 CUSTODIAN BANK
                       State Street Bank and Trust Company
                      225 Franklin Street, Boston, MA 02110

                           SHAREHOLDER SERVICING AGENT
                  State Street Bank and Trust Company c/o NFDS
                   P.O. Box 419729, Kansas City, MO 64141-6729

                             INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                 1177 Avenue of the Americas, New York, NY 10036

                                  LEGAL COUNSEL
                            Peter D. Lowenstein, Esq.
                         Two Greenwich Plaza, Suite 100
                               Greenwich, CT 06830

                               BOARD OF DIRECTORS
          Jean Bernhard Buttner                       Leo R. Futia
             Charles E. Reed                       Paul Craig Roberts
                                John W. Chandler

                                    OFFICERS
          Jean Bernhard Buttner                     David T. Henigson
         CHAIRMAN AND PRESIDENT                     VICE PRESIDENT,
                                                   SECRETARY/TREASURER

             Charles Heebner                         John W. Risner
             VICE PRESIDENT                          VICE PRESIDENT

             Jack M. Houston                         Stephen La Rosa
                ASSISTANT                              ASSISTANT
           SECRETARY/TREASURER                     SECRETARY/TREASURER


An investment in The Value Line Cash Fund, Inc. is not guaranteed or insured by the U.S. Government and there is no assurance that the Fund will maintain its per-share net asset value.

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).


                               ------------------
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1995
                               ------------------



                         THE VALUE LINE CASH FUND, INC.


                                     [Logo]

                             VALUE LINE MUTUAL FUNDS

[Logo]                                                        TO OUR VALUE LINE
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

We are pleased to send you this Value Line Cash Fund semi-annual report for the six months ended June 30, 1995. The total net assets of your Fund at the end of June were $358 million; the average maturity of the Fund's holdings was 54 days.

INVESTMENTS AND RESULTS

The Cash Fund's annualized yield for the six months ended June 30, 1995, was 5.41%. For both the 7-day and the 30-day periods ended June 30th, the Fund's yield was 5.35%. The Fund ranked 135th out of 270 Money Market Instrument Funds for year-to-date, annualized return--slightly above the average money market instrument fund's return as measured by Lipper Analytical Services. Given our focus on credit quality, the Fund's performance continues to fulfill successfully its investment objective of securing as high a level of current income as is consistent with liquidity and preservation of capital.

The composition of your Fund has changed very little in the last six months. We continue to invest in a blend of U.S. Government Agency securities (67% of the portfolio) and first-tier securities. First-tier securities are those that have been assigned the highest rating by two nationally recognized debt-rating organizations -- P-1 by Moody's Investor Services or A-1 by Standard and Poor's. No investments below first-tier securities are currently being considered.

In purchasing corporate securities for your Fund, we continue to focus on the commercial paper issues of publicly traded companies that, at a minimum, are ranked 3 for Safety and B for Financial Strength by The Value Line Investment Survey. The decline in interest rates year-to-date has afforded many companies the opportunity to extend their average debt maturities by issuing long-term bonds to replace their short-term commercial paper borrowings. A corporation with commercial paper rated A1/P1 and long-term ratings of A1/A+ can now issue 10-year notes at yields approximating those on six-month commercial paper issued last December. As this trend continues, the supply of quality commercial paper can be expected to shrink.

The average maturity of your Fund has ranged from 38 to 60 days over the past six months. In contrast to 1994, when the average maturity was relatively more volatile (reflecting volatility in interest rates), this year has seen it remain in a fairly narrow band of 45 to 55 days. With the short-term yield curve flat (i.e., one-month rates roughly equal to one-year rates), we see little advantage, at this time, in holding securities with longer maturities.

INTEREST RATES YEAR TO DATE

The Federal Reserve Board raised the Federal Funds rate .50% in late January, from the 5.50% set in November 1994. Soon after this last increase, the rate of economic growth began to fall. That decline in the rate of growth, coupled with a relatively benign inflation outlook, moved the Fed to begin easing by late June, with a .25% cut in the Federal Funds rate. Short-term market rates peaked in mid-January and have continued to fall since then.

Further declines from current levels will depend on additional Federal Reserve action to lower rates. Should anticipated rate cuts not be forthcoming, short-term rates are likely to rise modestly. Given current economic information, we can easily envision a stable Federal Funds rate for the remainder of the year.

We appreciate your confidence in The Value Line Cash Fund and look forward to serving your investment needs in the future.

                                        Sincerely,

                                        /s/ Jean Bernhard Buttner

                                        Jean Bernhard Buttner
                                        CHAIRMAN AND PRESIDENT

July 16, 1995

CASH FUND SHAREHOLDERS

                              ECONOMIC OBSERVATIONS

The economy slowed to a virtual crawl in the second quarter, with real, inflation-adjusted gross domestic product rising by a scant 0.5%. This narrow increase in growth, which follows much healthier expansion rates of 5.1% and 2.7% in the final quarter of 1994 and the first three months of this year, respectively, was fueled principally by a mild pickup in consumer spending. Sharply lower levels of housing construction and somewhat weaker auto production numbers were the quarter's main depressants.

The recent slowing in business activity, however, is likely to prove short-lived as recent data show that consumer spending is continuing to pick up, while the sharp reduction in mortgage rates over the past several months seems to be injecting some life into the housing market. Assuming that these positive trends persist, we would expect economic growth to accelerate in the third and fourth quarters. A moderate carryover effect is likely through at least the opening months of 1996. The risk of recession, which seemed very real just a short time ago, has lessened noticeably, in the past month or two.

But the news isn't all good. For example, the pending improvement on the economic front is likely to dissuade the Federal Reserve Board from trimming interest rates aggressively in the months ahead, since the added stimulus of substantially lower borrowing costs would, presumably, not be needed. If that's the case, the stock market, which continues to be partially underpinned by the expectation of further interest-rate reductions, would have a key support mechanism removed.

THE VALUE LINE CASH FUND, INC


SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


  PRINCIPAL
   AMOUNT                                                                                       MATURITY          VALUE
(IN THOUSANDS)                                                                     YIELD          DATE       (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (67.5%)
 $   5,000   Federal Farm Credit Banks . . . . . . . . . . . . . . . . . .          5.70%         1/26/96      $   5,000
    18,000   Federal Farm Credit Banks . . . . . . . . . . . . . . . . . .          6.15 (1)       5/9/96         17,996
    10,000   Federal Farm Credit Banks . . . . . . . . . . . . . . . . . .          6.08 (1)      5/24/96          9,994
     1,000   Federal Farm Credit Banks . . . . . . . . . . . . . . . . . .          4.29 (3)      2/12/97            991
    10,000   Federal Home Loan Banks . . . . . . . . . . . . . . . . . . .          6.02 (1)     10/20/95          9,999
    25,000   Federal Home Loan Banks . . . . . . . . . . . . . . . . . . .          5.94 (3)     12/15/95         24,998
    25,000   Federal Home Loan Banks . . . . . . . . . . . . . . . . . . .          5.82 (3)       8/5/96         24,968
     5,000   Federal Home Loan Banks . . . . . . . . . . . . . . . . . . .          5.61 (2)      9/12/96          5,000
    16,925   Federal Home Loan Mortgage Corp. (discount note)  . . . . . .          6.19           7/3/95         16,919
    10,000   Federal Home Loan Mortgage Corp.  . . . . . . . . . . . . . .          6.36 (2)       9/1/95         10,006
    20,000   Federal National Mortgage Association . . . . . . . . . . . .          6.05 (1)      8/25/95         19,999
     5,000   Federal National Mortgage Association . . . . . . . . . . . .          5.75           7/1/96          4,992
    10,000   Federal National Mortgage Association . . . . . . . . . . . .          4.20 (4)       9/4/96         10,021
     3,000   Federal National Mortgage Association . . . . . . . . . . . .          4.51 (3)     10/25/96          3,000
     5,000   Federal National Mortgage Association (discount note) . . . .          5.94           8/3/95          4,973
     5,000   Federal National Mortgage Association (discount note) . . . .          6.27           9/6/95          4,944
       500   Nebraska Higher Education Loan Program  . . . . . . . . . . .          6.04          12/1/95            499
     5,000   Student Loan Marketing Association. . . . . . . . . . . . . .          5.48 (2)      7/13/95          5,000
     5,000   Student Loan Marketing Association  . . . . . . . . . . . . .          5.54 (2)      8/10/95          5,000
    15,500   Student Loan Marketing Association. . . . . . . . . . . . . .          5.56 (2)      9/14/95         15,500
     5,000   Student Loan Marketing Association. . . . . . . . . . . . . .          5.59 (2)     10/12/95          4,999
    10,000   Student Loan Marketing Association. . . . . . . . . . . . . .          5.66 (2)      11/9/95         10,000
    13,500   Student Loan Marketing Association. . . . . . . . . . . . . .          5.89 (3)      12/1/95         13,498
     4,100   Student Loan Marketing Association. . . . . . . . . . . . . .          6.08           7/1/96          4,102
     8,950   Student Loan Marketing Association. . . . . . . . . . . . . .          4.51 (3)      10/1/96          8,918
 ---------                                                                                                     ---------
   241,475   TOTAL U. S. GOVERNMENT AGENCY OBLIGATIONS . . . . . . . . . .                                       241,316
 ---------                                                                                                     ---------


COMMERCIAL PAPER (19.8%)
             AUTO & TRUCK (2.0%)
     7,250   Ford Credit Europe PLC. . . . . . . . . . . . . . . . . . . .          6.11          7/24/95          7,222
 ---------                                                                                                     ---------

             CHEMICAL (SPECIALTY) (1.8%)
     6,500   Lubrizol Corp.. . . . . . . . . . . . . . . . . . . . . . . .          6.06          7/31/95          6,468
 ---------                                                                                                     ---------

             FINANCIAL SERVICES (2.0%)
     7,250   Hertz Corp. . . . . . . . . . . . . . . . . . . . . . . . . .          6.10          7/26/95          7,220
 ---------                                                                                                     ---------


                                       4

                                                                  JUNE 30, 1995
-------------------------------------------------------------------------------


  PRINCIPAL
   AMOUNT                                                                                       MATURITY          VALUE
(IN THOUSANDS)                                                                     YIELD          DATE       (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------

             FOOD PROCESSING (2.0%)
 $   7,200   Unilever Corp.. . . . . . . . . . . . . . . . . . . . . . . .          5.88 %       10/15/95      $   7,091
 ---------                                                                                                     ---------

             INSURANCE (DIVERSIFIED) (2.0%)
     7,200   Travelers Insurance Co. . . . . . . . . . . . . . . . . . . .          6.09           8/2/95          7,162
 ---------                                                                                                     ---------

             MACHINERY (2.0%)
     7,100   Deere (John) & Co.. . . . . . . . . . . . . . . . . . . . . .          6.01          7/19/95          7,079
 ---------                                                                                                     ---------

             PACKAGING & CONTAINER (2.0%)
     7,200   Sonoco Products Co. . . . . . . . . . . . . . . . . . . . . .          6.07          7/11/95          7,188
 ---------                                                                                                     ---------

             PAPER & FOREST PRODUCTS (2.0%)
     7,200   Weyerhauser Real Estate Co. . . . . . . . . . . . . . . . . .          6.08          7/28/95          7,168
 ---------                                                                                                     ---------

             RAILROAD (2.0%)
     7,250   Consolidated Rail Corp. . . . . . . . . . . . . . . . . . . .          6.05          9/22/95          7,152
 ---------                                                                                                     ---------

             TELECOMMUNICATION SERVICES (2.0%)
     7,200   U.S. West Communications Corp.. . . . . . . . . . . . . . . .          6.00          7/10/95          7,189
 ---------                                                                                                     ---------

    71,350   TOTAL COMMERCIAL PAPER. . . . . . . . . . . . . . . . . . . .                                        70,939
 ---------                                                                                                     ---------


CORPORATE SECURITIES (4.9%)
             BANK (2.0%)
     7,000   Wachovia Bank of North Carolina, N.A. . . . . . . . . . . . .          5.94 (3)      5/13/96          7,000
 ---------                                                                                                     ---------

             DIVERSIFIED CO. (2.0%)
     4,500   General Electric Capital Corp.. . . . . . . . . . . . . . . .          6.21 (1)       6/6/96          4,500
     2,500   General Electric Capital Corp.. . . . . . . . . . . . . . . .          6.20 (1)       6/7/96          2,500
 ---------                                                                                                     ---------
     7,000   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                         7,000
 ---------                                                                                                     ---------

             FINANCIAL SERVICES (0.9%)
     3,250   Associates Corp. N.A. . . . . . . . . . . . . . . . . . . . .          6.15           2/1/96          3,297
 ---------                                                                                                     ---------

    17,250   TOTAL CORPORATE SECURITIES. . . . . . . . . . . . . . . . . .                                        17,297
 ---------                                                                                                     ---------


TAXABLE MUNICIPAL SECURITIES (5.1%)
     3,670   Mississippi Business Corp., Taxable
 ---------    Industrial Development Revenue Bonds,
              Series 1994, Bryan Foods, Inc. Project (Weekly Put). . . . .          6.10 (2)       2/1/19          3,670
                                                                                                               ---------

                                       5

SCHEDULE OF INVESTMENTS
JUNE 30, 1995 (UNAUDITED)
--------------------------------------------------------------------------------


  PRINCIPAL                                                                                                       VALUE
   AMOUNT                                                                                       MATURITY  (IN THOUSANDS EXCEPT
(IN THOUSANDS)                                                                     YIELD          DATE      PER SHARE AMOUNT)
---------------------------------------------------------------------------------------------------------------------------

 $   2,000   New York City, Series B, FGIC Insured,
 ---------    Taxable (Commercial Paper) . . . . . . . . . . . . . . . . .          6.05 %         7/6/95      $   2,000
                                                                                                               ---------

     5,500   New York City, General Obligation Bonds, Fiscal 1995
 ---------    Series G, Taxable Adjustable Rate, LOC Societe
              Generale (Weekly Put). . . . . . . . . . . . . . . . . . . .          6.05 (2)      2/15/19          5,500
                                                                                                               ---------

     7,000   State of Texas, Veterans Housing Assistance, Refunding
 ---------    Bonds, Series 1994 A-2, (Weekly Put) . . . . . . . . . . . .          6.10 (2)      12/1/33          7,000
                                                                                                               ---------

    18,170   TOTAL TAXABLE MUNICIPAL SECURITIES. . . . . . . . . . . . . .                                        18,170
 ---------                                                                                                     ---------


OTHER SECURITIES (3.5%)
     7,500   Carco Auto Loan Master Trust, Class A-1, Money Market
 ---------    Extendible Certificates, Series 1993-2 . . . . . . . . . . .          6.14 (3)      4/15/96          7,500
                                                                                                               ---------

     5,255   John Deere Owner Trust, 1995-A, Class A-1, Floating Rate
 ---------    Asset Backed Notes (Monthly Paydown Interest and
              Principal) . . . . . . . . . . . . . . . . . . . . . . . . .          6.00          5/15/96          5,255
                                                                                                               ---------


    12,755   TOTAL OTHER SECURITIES. . . . . . . . . . . . . . . . . . . .                                        12,755
 ---------                                                                                                     ---------

 $ 361,000   TOTAL INVESTMENTS (100.8%). . . . . . . . . . . . . . . . . .                                       360,477
 ---------
 ---------

             EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.8%). . .                                        (2,851)
                                                                                                               ---------

             NET ASSETS (100.0%) . . . . . . . . . . . . . . . . . . . . .                                     $ 357,626
                                                                                                               ---------
                                                                                                               ---------

             NET ASSET VALUE, OFFERING AND REDEMPTION
             PRICE PER OUTSTANDING SHARE . . . . . . . . . . . . . . . . .                                     $    1.00
                                                                                                               ---------
                                                                                                               ---------


Rate frequency for floating rate notes at June 30, 1995: (1) Daily (2) Weekly
(3) Monthly (4) Quarterly



                                               SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES AT JUNE 30, 1995 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                  DOLLARS
                                                           (IN THOUSANDS EXCEPT
                                                             PER SHARE AMOUNT)
                                                           --------------------

ASSETS:
Investments at value:
  (Amortized cost - $360,477). . . . . . . . . . . . . . . .      $ 360,477
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . .             80
Receivable for securities sold . . . . . . . . . . . . . . .          2,600
Interest receivable. . . . . . . . . . . . . . . . . . . . .          2,287
Receivable for capital shares sold . . . . . . . . . . . . .            499
                                                                  ---------

    TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . .        365,943
                                                                  ---------

LIABILITIES:
Payable for securities purchased . . . . . . . . . . . . . .          7,500
Payable for capital shares repurchased . . . . . . . . . . .            475
Accrued expenses:
   Advisory fee. . . . . . . . . . . . . . . . . . . . . . .            118
   Other . . . . . . . . . . . . . . . . . . . . . . . . . .            224
                                                                  ---------
     TOTAL LIABILITIES . . . . . . . . . . . . . . . . . . .          8,317
                                                                  ---------

NET ASSETS:
Capital Stock, at $.10 par value (authorized
  2 billion shares, outstanding 357,858,346
  shares). . . . . . . . . . . . . . . . . . . . . . . . . .         35,786
Additional paid-in capital . . . . . . . . . . . . . . . . .        322,072
Accumulated net realized loss on investments . . . . . . . .           (232)
                                                                  ---------
    NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .      $ 357,626
                                                                  ---------
                                                                  ---------

NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER OUTSTANDING SHARE . . . . . . . . . . . . . . . .      $    1.00
                                                                  ---------
                                                                  ---------



STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1995 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                  DOLLARS
                                                              (IN THOUSANDS )
                                                              ---------------

INVESTMENT INCOME:
Interest income. . . . . . . . . . . . . . . . . . . . . . .      $  10,437
                                                                  ---------
EXPENSES:
Advisory fee . . . . . . . . . . . . . . . . . . . . . . . .            706
Transfer agent . . . . . . . . . . . . . . . . . . . . . . .            164
Postage and insurance. . . . . . . . . . . . . . . . . . . .             49
Telephone and wire charges . . . . . . . . . . . . . . . . .             24
Printing, checks and stationery. . . . . . . . . . . . . . .             14
Registration and filing fees . . . . . . . . . . . . . . . .             13
Auditing and legal . . . . . . . . . . . . . . . . . . . . .              9
Directors' fees and expenses . . . . . . . . . . . . . . . .              6
Custodian fees and other expenses  . . . . . . . . . . . . .              3
                                                                  ---------
    TOTAL EXPENSES . . . . . . . . . . . . . . . . . . . . .            988
                                                                  ---------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . .          9,449
                                                                  ---------

NET REALIZED GAIN ON INVESTMENTS . . . . . . . . . . . . . .             94
                                                                  ---------

NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . .      $   9,543
                                                                  ---------
                                                                  ---------



                                               SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 1995 (UNAUDITED)
AND FOR THE YEAR ENDED DECEMBER 31, 1994
--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED
                                                     JUNE 30, 1995   YEAR ENDED
                                                      (UNAUDITED)     12/31/94
                                                   ----------------  ----------
                                                       (DOLLARS IN THOUSANDS)

OPERATIONS:
  Net investment income. . . . . . . . . . . . .      $   9,449      $  12,663
  Net realized gain (loss) on investments. . . .             94         (1,875)
                                                      ---------      ---------

  Net Increase in Net Assets from Operations . .          9,543         10,788
                                                      ---------      ---------

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . .        ( 9,497)       (12,615)
                                                      ---------      ---------

CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares.. . . . . . .        243,990        402,557
  Net proceeds from reinvestment of dividends. .          9,497         12,615
                                                      ---------      ---------
                                                        253,487        415,172

  Cost of shares repurchased . . . . . . . . . .       (237,539)      (419,032)
                                                      ---------      ---------
  Increase (decrease) from capital share
   transactions. . . . . . . . . . . . . . . . .         15,948         (3,860)
                                                      ---------      ---------

  Increase due to voluntary capital
   contribution from Adviser (note 4). . . . . .          --             1,550
                                                      ---------      ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS  . . . .         15,994         (4,137)

NET ASSETS:
  Beginning of period. . . . . . . . . . . . . .       341,632         345,769
                                                      ---------      ---------

  End of period. . . . . . . . . . . . . . . . .      $ 357,626      $ 341,632
                                                      ---------      ---------
                                                      ---------      ---------

UNDISTRIBUTED NET INVESTMENT INCOME AT END OF
 PERIOD  . . . . . . . . . . . . . . . . . . . .      $   --         $      48
                                                      ---------      ---------
                                                      ---------      ---------


                                              SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) SECURITY VALUATION. Securities held by the Fund are valued on the basis of amortized cost, which approximates market value and does not take into account unrealized gains or losses. This involves valuing an instrument at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

The valuation of securities based upon their amortized cost is permitted by Rule 2a-7 under the Investment Company Act of 1940. The rule requires that the Fund maintain a dollar-weighted averaged portfolio maturity of 90 days or less, purchase instruments which have remaining maturities of 13 months or less only, and invest only in securities determined by the Board of Directors to be of good quality with minimal credit risks. The Directors have established procedures designed to achieve this objective.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount, including accrued interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) SECURITY TRANSACTIONS. Security transactions are accounted for on the date the securities are purchased or sold. In computing net investment income, premiums and discounts on portfolio securities are amortized. Realized gains and losses on securities transactions are determined on the identified cost method.

(D) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute, on a daily basis, all of its taxable income to its shareholders. Therefore, no Federal income tax or excise tax provision is required.

2.   DIVIDENDS, DISTRIBUTIONS TO SHAREHOLDERS AND CAPITAL SHARE TRANSACTIONS

The Fund earns interest daily on its investments and will distribute daily on each day the Fund is open for business all of its net investment income. Net realized gains, if any, will be distributed once a year. Earnings for Saturdays, Sundays and holidays are paid as a dividend on the next business day. All such distributions are automatically credited to shareholder accounts in additional shares at net asset value of the day declared.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued to shareholders in reinvestment of dividends declared, and shares repurchased, are equal to the dollar amounts shown in the Statement of Changes in Net Assets for the corresponding capital share transactions.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

3.   PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding repurchase transactions, were as follows:


                                                         SIX MONTHS ENDED
                                                           JUNE 30, 1995
                                                            (UNAUDITED)
                                                         ----------------
                                                      (DOLLARS IN THOUSANDS)

PURCHASES:
U.S. Treasury and Government
      Agency Obligations . . . . . . . . . . . . . . .     $   916,335
Other Investment Securities. . . . . . . . . . . . . .         417,516
                                                           -----------
                                                           $ 1,333,851
                                                           -----------
MATURITIES OR SALES:
U.S. Treasury and Government
       Agency Obligations. . . . . . . . . . . . . . .     $   907,275
Other Investment Securities. . . . . . . . . . . . . .         409,277
                                                           -----------
                                                           $ 1,316,552
                                                           -----------

At June 30, 1995, the aggregate cost of investments in securities for Federal income tax purposes is approximately $360,477,000. At June 30, 1995, there is no appreciation or depreciation of investments.

4.   INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES, AND TRANSACTIONS WITH
     AFFILIATES

An advisory fee of $706,490 was paid or payable to Value Line, Inc. (the "Adviser"), the Fund's investment adviser, for the six months ended June 30, 1995. This was computed at the rate of 4/10 of 1% per year of the average daily net asset value of the Fund during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses. If the aggregate expenses of the Fund, other than taxes, interest, brokerage commissions and extraordinary expenses, exceed the expense limitation imposed by any state in which the Fund sells its shares, the management fee will be reduced by the amount of such excess, or the amount of such excess will be refunded. Presently, the most restrictive limitation is 2.5% of the first $30 million of the average daily net assets, 2% of the next $70 million and 1.5% on any excess over $100 million.

A fee of $1,960 for printing services was payable to the Adviser for the period ended June 30, 1995.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 58,279,316 shares of the Fund's capital stock, representing 16.29% of the outstanding shares at June 30, 1995. In addition, certain officers and directors of the Fund owned 59,543 shares of the Fund, representing .02% of the outstanding shares.

During the year ended December 31, 1994, the market value of certain of the Fund's securities declined as interest rates rose. In order to maintain a $1.00 net asset value per share and continue valuing the Fund's portfolio in accordance with Rule 2a-7, certain securities were purchased from the Fund by the Adviser. The Adviser purchased such securities from the Fund at their market value of $38,612,000, and reimbursed the Fund for losses of $1,550,337 resulting from the difference between the market value of the securities and their amortized cost of $40,162,337. For tax purposes, these reimbursements were applied against the realized losses for the year ended December 31, 1994. Accordingly, such amount has been reclassified from additional paid-in capital to accumulated net realized loss on investments in the Statement of Assets and Liabilities.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:


                                                                  SIX MONTHS
                                                                     ENDED                     YEAR ENDED DECEMBER 31,
                                                                 JUNE 30, 1995  -------------------------------------------------
                                                                  (UNAUDITED)       1994      1993      1992      1991      1990
                                                                 ----------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . .              $1.000         $1.000    $1.000    $1.000    $1.000    $1.000
                                                                    ------         ------    ------    ------    ------    ------

  Net investment income. . . . . . . . . . . . . . . .                .027           .037      .031      .037      .059      .079

  Dividends from net investment income . . . . . . . .               (.027)         (.037)    (.031)    (.037)   ( .059)    (.079)
                                                                    ------         ------    ------    ------    ------    ------

  Net realized loss on securities  . . . . . . . . . .                 --           (.005)      --        --        --        --
  Voluntary capital contribution from
   Adviser (note 4). . . . . . . . . . . . . . . . . .                 --            .005       --        --        --        --
                                                                    ------         ------    ------    ------    ------    ------

  Change in net asset value. . . . . . . . . . . . . .                 --             --        --        --        --        --
                                                                    ------         ------    ------    ------    ------    ------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . .              $1.000         $1.000    $1.000    $1.000    $1.000    $1.000
                                                                    ------         ------    ------    ------    ------    ------
                                                                    ------         ------    ------    ------    ------    ------

TOTAL RETURN . . . . . . . . . . . . . . . . . . . . .               2.70%+         3.69%     3.06%     3.74%     5.89%     7.91%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in thousands) . . . . . . .           $357,626       $341,632  $345,769  $415,190  $438,218  $499,203

Ratio of expenses to average net assets. . . . . . . .                .56%*          .61%      .60%      .60%      .58%      .65%
Ratio of net investment income to
  average net assets . . . . . . . . . . . . . . . . .               5.35%*         3.63%     3.02%     3.67%     5.74%     7.57%


*    Annualized
+    Not annualized; for six month period only.


                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.

1952 -- THE VALUE LINE INCOME FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks to obtain long-term growth of capital by investing not less than 80% of its assets in "special situations." No consideration is given to achieving current income.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks high current income consistent with preservation of capital and liquidity.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value of its assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance. The Fund is available to investors only through the purchase of Guardian Investor, a tax deferred variable annuity, or Value Plus, a variable life insurance policy.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income by investing in high-yielding, lower-rated, fixed-income securities.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal.

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST invests in stocks, bonds and cash equivalents according to computer trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times. The Fund is available to investors only through the purchase of the Guardian Investor, a tax deferred variable annuity, or Value Plus, a variable life insurance policy.

1992 -- THE VALUE LINE ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND seeks high current income consistent with low volatility of principal by investing primarily in adjustable rate U.S. Government securities.

1993 -- VALUE LINE SMALL-CAP GROWTH FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the correct asset mix.

--------------------------------------------------------------------------------

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223-0818, 24
HOURS A DAY, 7 DAYS A WEEK. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.